Stockholders’ Equity (Details) - USD ($)				12 Months Ended
	Nov. 15, 2023	Nov. 13, 2023	Oct. 17, 2022	Dec. 31, 2023	Feb. 14, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000		1,000,000
Preferred stock, per value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Shares of common stock				1,800,000
Cash proceeds from the Trust Account (in Dollars)	$ 36,383,179
Share issued				200,000
Aggregate shares				134,500
Fair value amount (in Dollars)	$ 910,565			$ 135,400
Per share (in Dollars per share)				$ 10.95
Shares of common stock at fair value				90,000
Subject to redemption shares		0.0001
Redemption price per share (in Dollars per share)		$ 5
Redemption Price (in Dollars)		$ 3,567,960
Cash proceeds (in Dollars)		$ 6,017,960
Aggregate gross purchase price (in Dollars)			$ 150,000,000
Number of share sold amount (in Dollars)				$ 2,000,000
Weighted average price of common stock, percentage				96.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Shares of common stock				89,000
Fair value amount (in Dollars)				$ 900,000
Common stock, shares issued					60,000
Redemption of common stock		600,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Per share (in Dollars per share)	$ 6.77			$ 10.86
Class A Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000			100,000,000		100,000,000
Share issued				200,000
Aggregate shares	134,500
Fair value amount (in Dollars)				$ 910,565
Per share (in Dollars per share)	$ 6.77	$ 5
Shares of common stock at fair value				10,000
Common stock, shares issued		20,040		5,235,131		5,235,131
Common stock, shares outstanding				5,235,131		5,235,131
Common stock value (in Dollars)				$ 524
Class B Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000		20,000,000
Share issued				2,000,000
Common stock, shares issued				1,800,000		1,800,000
Common stock, shares outstanding				1,800,000		1,800,000
Common stock value (in Dollars)				$ 180
Non-Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock	3,006,250
Redeemable Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock	4,509,403
OpCo Class B Units [Member]
Stockholders’ Equity [Line Items]
Share issued				200,000
Common stock value (in Dollars)				$ 1,800,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares of common stock at fair value				20,000
White Lion [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued				138,122
Common stock value (in Dollars)				$ 1,500,000
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Common stock effective rate				400.00%
Dividend rate				30.00%
HNRA [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized	121,000,000
Shares of common stock	3,323,707